Fair Value of Financial Instruments - Assets Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Mar. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale, Fair Value	$ 4,435	$ 9,591
Mortgage-Backed Securities [Member] | Federal National Mortgage Association [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale, Fair Value	4,435	9,591
(Level 2) Significant Other Observable Inputs [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale, Fair Value	4,435	9,591
Fair Value, Measurements, Recurring [Member] | Carrying Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale, Fair Value	4,435	9,591
Fair Value, Measurements, Recurring [Member] | Carrying Value [Member] | Mortgage-Backed Securities [Member] | Federal National Mortgage Association [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale, Fair Value	4,435	9,591
Fair Value, Measurements, Recurring [Member] | (Level 2) Significant Other Observable Inputs [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale, Fair Value	4,435	9,591
Fair Value, Measurements, Recurring [Member] | (Level 2) Significant Other Observable Inputs [Member] | Mortgage-Backed Securities [Member] | Federal National Mortgage Association [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale, Fair Value	$ 4,435	$ 9,591